                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-8558
                                                      --------
                                Growth Portfolio
                                ----------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                 August 31, 2004
                                 ---------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

GROWTH PORTFOLIO as of August 31, 2004
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.2%

SECURITY                                                                  SHARES        VALUE
---------------------------------------------------------------------------------------------------------
BEVERAGES -- 1.0%
Cott Corp.(1)                                                                  42,000   $       1,138,620
---------------------------------------------------------------------------------------------------------
                                                                                        $       1,138,620
---------------------------------------------------------------------------------------------------------

BIOTECHNOLOGY -- 2.0%
Celgene Corp.(1)                                                               40,000   $       2,270,000
---------------------------------------------------------------------------------------------------------
                                                                                        $       2,270,000
---------------------------------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 8.6%
Dun & Bradstreet Corp.(1)                                                      23,000   $       1,268,220
Intersections, Inc.(1)                                                         88,911           1,127,391
MDC Partners, Inc., Class A(1)                                                 80,000             960,880
Sirva, Inc.(1)                                                                169,200           3,583,656
Sotheby's Holdings, Inc.(1)                                                   175,000           2,798,250
---------------------------------------------------------------------------------------------------------
                                                                                        $       9,738,397
---------------------------------------------------------------------------------------------------------

COMMUNICATIONS SERVICES -- 2.5%
Citizens Communications Co.                                                   220,000   $       2,778,600
---------------------------------------------------------------------------------------------------------
                                                                                        $       2,778,600
---------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES -- 8.4%
Affiliated Computer Services, Inc., Class A(1)                                 66,000   $       3,585,779
Cognizant Technology Solutions Corp.(1)                                        54,000           1,480,680
Intellisync Corp.(1)                                                          145,400             325,696
Kanbay International, Inc.(1)                                                 110,000           2,190,100
Microsoft Corp.                                                                45,000           1,228,500
Salesforce.com, Inc.(1)                                                         2,100              27,300
VERITAS Software Corp.(1)                                                      40,000             668,800
---------------------------------------------------------------------------------------------------------
                                                                                        $       9,506,855
---------------------------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 15.4%
PalmOne, Inc.(1)                                                              360,334   $      11,764,905
Research In Motion, Ltd.(1)                                                    93,200           5,612,504
---------------------------------------------------------------------------------------------------------
                                                                                        $      17,377,409
---------------------------------------------------------------------------------------------------------

DISTRIBUTION/WHOLESALE -- 0.9%
Central European Distribution Corp.(1)                                         39,450   $         966,131
---------------------------------------------------------------------------------------------------------
                                                                                        $         966,131
---------------------------------------------------------------------------------------------------------

DRUGS -- 1.2%
Isolagen, Inc.(1)                                                              91,500   $         768,600
Oscient Pharmaceuticals Corp.(1)                                              115,000             484,150
Pharmion Corp.(1)                                                               2,000              98,340
---------------------------------------------------------------------------------------------------------
                                                                                        $       1,351,090
---------------------------------------------------------------------------------------------------------

EDUCATION -- 1.8%
EVCI Career Colleges Holding Corp.(1)                                         117,000   $         847,080
Laureate Education, Inc.(1)                                                    34,700           1,186,393
---------------------------------------------------------------------------------------------------------
                                                                                        $       2,033,473
---------------------------------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS -- 0.6%
FLIR Systems, Inc.(1)                                                          12,000   $         700,440
---------------------------------------------------------------------------------------------------------
                                                                                        $         700,440
---------------------------------------------------------------------------------------------------------

ENERGY SERVICES -- 2.4%
NRG Energy, Inc.(1)                                                            55,000   $       1,504,250
Spinnaker Exploration Co.(1)                                                   34,000           1,160,760
---------------------------------------------------------------------------------------------------------
                                                                                        $       2,665,010
---------------------------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 1.0%
Eagle Materials, Inc.                                                          18,000   $       1,168,380
---------------------------------------------------------------------------------------------------------
                                                                                        $       1,168,380
---------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 5.6%
Coinstar, Inc.(1)                                                             100,000   $       1,972,000
Commerce Bancorp, Inc.                                                         24,000           1,259,280
Mitsubishi Tokyo Financial Group, Inc. ADR                                    150,000           1,359,000
Providian Financial Corp.(1)                                                   75,000           1,083,000
Student Loan Corp., (The)                                                       4,400             632,500
---------------------------------------------------------------------------------------------------------
                                                                                        $       6,305,780
---------------------------------------------------------------------------------------------------------

GAMING EQUIPMENT -- 2.6%
WMS Industries, Inc.(1)                                                       148,400   $       2,999,164
---------------------------------------------------------------------------------------------------------
                                                                                        $       2,999,164
---------------------------------------------------------------------------------------------------------

GENERIC DRUGS -- 2.1%
Taro Pharmaceutical Industries Ltd.(1)                                        116,000   $       2,404,680
---------------------------------------------------------------------------------------------------------
                                                                                        $       2,404,680
---------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                            SHARES              VALUE
---------------------------------------------------------------------------------------------------------
HARDWARE - NETWORKING -- 1.0%
Blue Coat Systems, Inc.(1)                                                     32,000   $         467,840
RADWARE Ltd.(1)                                                                32,500             609,375
---------------------------------------------------------------------------------------------------------
                                                                                        $       1,077,215
---------------------------------------------------------------------------------------------------------

HEALTH SERVICES -- 2.3%
PacifiCare Health Systems, Inc.(1)                                             80,000   $       2,608,800
---------------------------------------------------------------------------------------------------------
                                                                                        $       2,608,800
---------------------------------------------------------------------------------------------------------

INSURANCE -- 5.2%
PMI Group, Inc., (The)                                                         64,000   $       2,657,920
Radian Group, Inc.                                                             60,000           2,658,000
Triad Guaranty, Inc.(1)                                                         9,700             540,290
---------------------------------------------------------------------------------------------------------
                                                                                        $       5,856,210
---------------------------------------------------------------------------------------------------------

INTERNET SERVICES -- 1.7%
Answerthink, Inc.(1)                                                          120,000   $         678,000
CheckFree Corp.(1)                                                             47,300           1,288,925
---------------------------------------------------------------------------------------------------------
                                                                                        $       1,966,925
---------------------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 1.6%
DENTSPLY International, Inc.                                                   27,000   $       1,375,650
I-Flow Corp.(1)                                                                28,160             427,469
---------------------------------------------------------------------------------------------------------
                                                                                        $       1,803,119
---------------------------------------------------------------------------------------------------------

METAL PROCESSORS & FABRICATOR -- 1.2%
Precision Castparts Corp.                                                      24,000   $       1,322,160
---------------------------------------------------------------------------------------------------------
                                                                                        $       1,322,160
---------------------------------------------------------------------------------------------------------

MINING -- 1.0%
Bema Gold Corp.(1)                                                            425,000   $       1,109,250
---------------------------------------------------------------------------------------------------------
                                                                                        $       1,109,250
---------------------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 1.1%
Baker Hughes, Inc.                                                             33,000   $       1,297,890
---------------------------------------------------------------------------------------------------------
                                                                                        $       1,297,890
---------------------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 3.9%
Harvest Natural Resources, Inc.(1)                                            220,000   $       2,921,600
Plains Exploration & Production Co.(1)                                         78,000           1,513,980
---------------------------------------------------------------------------------------------------------
                                                                                        $       4,435,580
---------------------------------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 4.2%
Estee Lauder Co., Inc., (The), Class A                                         25,000   $       1,098,750
Gillette Co., (The)                                                            87,000           3,697,500
---------------------------------------------------------------------------------------------------------
                                                                                        $       4,796,250
---------------------------------------------------------------------------------------------------------

RETAIL -- 2.1%
Select Comfort Corp.(1)                                                        75,000   $       1,191,000
Tweeter Home Entertainment Group, Inc.(1)                                     207,300           1,183,683
---------------------------------------------------------------------------------------------------------
                                                                                        $       2,374,683
---------------------------------------------------------------------------------------------------------

RETAIL - FOOD AND DRUG -- 4.0%
CVS Corp.                                                                      64,000   $       2,560,000
Walgreen Co.                                                                   55,000           2,004,750
---------------------------------------------------------------------------------------------------------
                                                                                        $       4,564,750
---------------------------------------------------------------------------------------------------------

RETAIL - SPECIALTY -- 1.0%
Pep Boys - Manny, Moe & Jack (The)                                             68,500   $       1,089,150
---------------------------------------------------------------------------------------------------------
                                                                                        $       1,089,150
---------------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 2.1%
NVIDIA Corp.(1)                                                               190,000   $       2,367,400
---------------------------------------------------------------------------------------------------------
                                                                                        $       2,367,400
---------------------------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT -- 1.0%
ECI Telecom, Ltd.(1)                                                          170,000   $       1,173,000
---------------------------------------------------------------------------------------------------------
                                                                                        $       1,173,000
---------------------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 6.7%
Leap Wireless International, Inc.(1)                                           43,000   $       1,188,950
NII Holdings, Inc., Class B(1)                                                136,000           4,984,400
NTL, Inc.(1)                                                                   25,331           1,375,727
---------------------------------------------------------------------------------------------------------
                                                                                        $       7,549,077
---------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
    (IDENTIFIED COST $99,658,617)                                                       $     108,795,488
---------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SHORT-TERM INVESTMENTS -- 2.4%

                                                                    PRINCIPAL
                                                                    AMOUNT
SECURITY                                                            (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.58%, 9/1/04                                                       $           2,657   $       2,657,000
---------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
    (AT AMORTIZED COST, $2,657,000)                                                     $       2,657,000
---------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.6%
    (IDENTIFIED COST $102,315,617)                                                      $     111,452,488
---------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.4%                                                  $       1,636,824
---------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                    $     113,089,312
---------------------------------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1) Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO as of August 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2004

ASSETS
Investments, at value
    (identified cost, $102,315,617)                                                $     111,452,488
Cash                                                                                             193
Receivable for investments sold                                                            1,203,953
Receivable from the investment adviser                                                         2,726
Interest and dividends receivable                                                            520,903
----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $     113,180,263
----------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                                  $          58,627
Accrued expenses                                                                              32,324
----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $          90,951
----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                          $     113,089,312
----------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals                            $     103,952,441
Net unrealized appreciation (computed on the basis of identified cost)                     9,136,871
----------------------------------------------------------------------------------------------------
TOTAL                                                                              $     113,089,312
----------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2004

INVESTMENT INCOME
Dividends (net of foreign taxes, $2,865)                                           $         741,884
Interest                                                                                      45,207
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $         787,091
----------------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                             $         758,489
Trustees' fees and expenses                                                                    7,274
Custodian fee                                                                                 89,600
Legal and accounting services                                                                 34,522
Interest expense                                                                               8,982
Miscellaneous                                                                                  2,392
----------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $         901,259
----------------------------------------------------------------------------------------------------
Deduct --
    Reduction of investment adviser fee                                            $           2,726
----------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                           $           2,726
----------------------------------------------------------------------------------------------------

NET EXPENSES                                                                       $         898,533
----------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                $        (111,442)
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
    Investment transactions (identified cost basis)                                $      14,121,964
    Foreign currency transactions                                                             13,990
----------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                  $      14,135,954
----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                            $     (18,222,403)
----------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $     (18,222,403)
----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                                   $      (4,086,449)
----------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                         $      (4,197,891)
----------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    YEAR ENDED          YEAR ENDED
                                                                    AUGUST 31, 2004     AUGUST 31, 2003
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
From operations --
    Net investment loss                                             $        (111,442)  $        (468,016)
    Net realized gain (loss)
        from investments and
        foreign currency transactions                                      14,135,954          (1,967,721)
    Net change in unrealized
        appreciation (depreciation)
        from investments                                                  (18,222,403)         30,467,019
---------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                                 $      (4,197,891)  $      28,031,282
---------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                                   $      21,038,376   $      63,757,139
    Withdrawals                                                           (18,246,860)        (67,091,995)
---------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS                                       $       2,791,516   $      (3,334,856)
---------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                               $      (1,406,375)  $      24,696,426
---------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                $     114,495,687   $      89,799,261
---------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                      $     113,089,312   $     114,495,687
---------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                                                     YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------------
                                                                 2004          2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
    Expenses                                                         0.74%        0.77%        0.75%        0.73%        0.72%
    Interest expense                                                 0.01%          --           --         0.04%        0.01%
    Net investment income (loss)                                    (0.09)%      (0.52)%      (0.44)%      (0.20)%       0.16%
Portfolio Turnover                                                    276%         217%         282%         301%         274%
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                     (3.47)%      33.37%      (23.66)%         --           --
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR (000'S OMITTED)                       $   113,089  $   114,496  $    89,799  $   122,467  $   183,553
-----------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO as of August 31, 2004

NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES
     Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2004, the Eaton Vance Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service or a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

     B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes

     C INCOME TAXES -- The Portfolio is treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

     D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations. There were no credit balances used to reduce the Portfolio's custodian fees for the year ended August 31, 2004.

     E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

     F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
     The investment adviser fee is earned by Boston Management and Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For the year ended August 31, 2004, the fee amounted to $758,489. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2004, no significant amounts have been deferred. Effective May 24, 2004, BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended August 31, 2004, BMR waived $2,726 of its advisory fee.

3    INVESTMENT TRANSACTIONS
     Purchases and sales of investments, other than short-term obligations, aggregated $324,587,388 and $321,855,216 respectively, for the year ended August 31, 2004.

4    FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)
     The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2004, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                                                $     103,472,091
     -------------------------------------------------------------------------------
     Gross unrealized appreciation                                 $      12,822,977
     Gross unrealized depreciation                                        (4,842,580)
     -------------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                   $       7,980,397
     -------------------------------------------------------------------------------

5    LINE OF CREDIT
     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the year ended August 31, 2004 was $589,344 and the average interest rate was 1.52%.

GROWTH PORTFOLIO as of August 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS OF GROWTH PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth Portfolio (the "Portfolio") at August 31, 2004, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 25, 2004

EATON VANCE GROWTH FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                       POSITION(S)         TERM OF                                 NUMBER OF PORTFOLIOS
                        WITH THE          OFFICE AND                                  IN FUND COMPLEX
       NAME AND      TRUST AND THE        LENGTH OF      PRINCIPAL OCCUPATION(S)        OVERSEEN BY
    DATE OF BIRTH      PORTFOLIO           SERVICE       DURING PAST FIVE YEARS          TRUSTEE(1)     OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes         Trustee    Trustee of the Trust Chairman, President and            195              Director of EVC
11/9/41                             since 1989; of the  Chief Executive Officer
                                   Portfolio since 1992 of BMR, EVC, EVM and EV;
                                                        Director of EV; Vice
                                                        President and Director of
                                                        EVD. Trustee and/or
                                                        officer of 195
                                                        registered investment
                                                        companies in the Eaton
                                                        Vance Fund Complex.
                                                        Mr. Hawkes is an
                                                        interested person
                                                        because of his positions
                                                        with BMR, EVM, EVC and
                                                        EV, which are affiliates
                                                        of the Trust and the
                                                        Portfolio.

NONINTERESTED
  TRUSTEE(S)
Samuel L. Hayes, III    Trustee    Trustee of the Trust Jacob H. Schiff Professor          195          Director of Tiffany & Co.
2/23/35                             since 1989; of the  of Investment Banking                           (specialty retailer) and
                                   Portfolio since 1993 Emeritus, Harvard                                      Telect, Inc.
                                                        University Graduate                                (telecommunication
                                                        School of Business                                  services company)
                                                        Administration.

William H. Park         Trustee        Since 2003       President and Chief                194                   None
9/19/47                                                 Executive Officer, Prizm
                                                        Capital Management, LLC
                                                        (investment management
                                                        firm) (since 2002).
                                                        Executive Vice President
                                                        and Chief Financial
                                                        Officer, United Asset
                                                        Management Corporation (a
                                                        holding company owning
                                                        institutional investment
                                                        management firms)
                                                        (1982-2001).

Ronald A. Pearlman      Trustee        Since 2003       Professor of Law,                  194                   None
7/10/40                                                 Georgetown University Law
                                                        Center (since 1999). Tax
                                                        Partner, Covington &
                                                        Burling, Washington, DC
                                                        (1991-2000).

Norton H. Reamer        Trustee    Trustee of the Trust President, Chief                   195                   None
9/21/35                             since 1989; of the  Executive Officer and a
                                   Portfolio since 1993 Director of Asset
                                                        Management Finance Corp.
                                                        (a specialty finance
                                                        company serving the
                                                        investment management
                                                        industry) (since October
                                                        2003). President, Unicorn
                                                        Corporation (an
                                                        investment and financial
                                                        advisory services
                                                        company) (since September
                                                        2000). Formerly,
                                                        Chairman, Hellman, Jordan
                                                        Management Co., Inc. (an
                                                        investment management
                                                        company) (2000-2003).
                                                        Formerly, Advisory
                                                        Director of Berkshire
                                                        Capital Corporation
                                                        (investment banking firm)
                                                        (2002-2003). Formerly,
                                                        Chairman of the Board,
                                                        United Asset Management
                                                        Corporation (a holding
                                                        company owning
                                                        institutional investment
                                                        management firms) and
                                                        Chairman, President and
                                                        Director, UAM Funds
                                                        (mutual funds)
                                                        (1980-2000).

Lynn A. Stout           Trustee        Since 1998       Professor of Law,                  195                   None
9/14/57                                                 University of California
                                                        at Los Angeles School of
                                                        Law (since July 2001).
                                                        Formerly, Professor of
                                                        Law, Georgetown
                                                        University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                           POSITION(S)           TERM OF
                            WITH THE           OFFICE AND
    NAME AND             TRUST AND THE          LENGTH OF                       PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH            PORTFOLIO             SERVICE                        DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.  President of the Trust   Since 2002(2)            Executive Vice President of EVM, BMR, EVC and
5/31/58                                                                EV; Chief Investment Officer of EVM and BMR and
                                                                       Director of EVC. Chief Executive Officer of
                                                                       Belair Capital Fund LLC, Belcrest Capital Fund
                                                                       LLC, Belmar Capital Fund LLC, Belport Capital
                                                                       Fund LLC and Belrose Capital Fund LLC (private
                                                                       investment companies sponsored by EVM). Officer
                                                                       of 57 registered investment companies managed by
                                                                       EVM or BMR.

Gregory L. Coleman   Vice President of the      Since 2001             Partner of Atlanta Capital. Officer of 10
10/28/49                    Trust                                      registered investment companies managed by EVM
                                                                       or BMR.

Arieh Coll           Vice President of the      Since 2000             Vice President of EVM and BMR. Officer of 7
11/9/63                   Portfolio                                    registered investment companies managed by EVM
                                                                       or BMR.

Duncan W. Richardson President of the           Since 2002             Senior Vice President and Chief Equity
10/26/57                  Portfolio                                    Investment Officer of EVM and BMR. Officer of 43
                                                                       registered investment companies managed by EVM
                                                                       or BMR.

James A. Womack      Vice President of the      Since 2001             Vice President of Atlanta Capital. Officer of 10
11/20/68                    Trust                                      registered investment companies managed by EVM
                                                                       or BMR.

Alan R. Dynner            Secretary             Since 1997             Vice President, Secretary and Chief Legal
10/10/40                                                               Officer of BMR, EVM, EVD, EV and EVC. Officer of
                                                                       195 registered investment companies managed by
                                                                       EVM or BMR.

William                Treasurer of the       Since 2002(2)            Vice President of EVM and BMR. Officer of 56
J. Austin, Jr.           Portfolio                                     registered investment companies managed by EVM
12/27/51                                                               or BMR.

James L. O'Connor    Treasurer of the Trust     Since 1989             Vice President of BMR, EVM and EVD. Officer of
4/1/45                                                                 116 registered investment companies managed by
                                                                       EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Mr. Austin served as Assistant Treasurer since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended August 31, 2003, and August 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                                              08/31/03     08/31/04
--------------------------------------------------------------------------------------
Audit Fees                                                     $   30,275   $   30,975

Audit-Related Fees(1)                                          $        0   $        0

Tax Fees(2)                                                    $    5,325   $    5,450

All Other Fees(3)                                              $        0   $        0
                                                               ----------   ----------

Total                                                          $   35,600   $   36,425
                                                               ==========   ==========

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                                         08/31/03    08/31/04
--------------------------------------------------------------------------------

Registrant                                                $   5,325   $    5,450

Eaton Vance (1)                                           $       0   $    4,490

(1) The investment adviser to the registrant, as well as certain of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GROWTH PORTFOLIO

By:   /s/Duncan W. Richardson
     --------------------------
     Duncan W. Richardson
     President


Date:    October 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/William J. Austin, Jr.
     -------------------------
     William J. Austin, Jr.
     Treasurer


Date:    October 19, 2004


By:   /s/Duncan W. Richardson
     -------------------------
     Duncan W. Richardson
     President


Date:    October 19, 2004